1. Organization and Nature of Operations: Fair Value of Financial Instruments (Policies)	3 Months Ended
Dec. 31, 2013
Policies
Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company measured the fair values of its assets and liabilities using the US GAAP hierarchy.  The carrying amounts reported in the condensed consolidated balance sheets for cash, accounts receivable, accounts payable, and accrued liabilities approximate fair values due to the short-term nature and liquidity of these financial instruments. Derivative financial instruments are recorded at fair value based on current market pricing models. The carrying amounts reported for notes payable approximate fair value because the underlying instruments are at interest rates which approximate current market rates.